SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2022
SEGMENTED INFORMATION [Abstract]
SEGMENTED INFORMATION
11.	SEGMENTED INFORMATION

As at December 31, 2022, the Company had one reportable segment, being last-mile delivery service and logistics solutions, and had operations in two geographical areas: Canada and the USA.

Geographic Segments

	2022	2021
	$	$
Net gain (loss)
Canada	(3,175,742)	(4,192,087)
USA	(350,255)	89,479
	(3,525,997)	(4,102,608)

	December 31, 2022	December 31, 2021
	$	$
Assets
Canada	291,183	1,342,697
USA	4,269,648	4,146,629
	4,560,831	5,489,326